Stock Based Compensation Plans: (Details 3)	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock Based Compensation Plans Details [Abstract]
Risk free interest rate	0.39%	0.53%	0.34%	0.29%
Expected term	2 years	2 years	2 years	2 years 329 days
Expected volatility	55.00%	38.00%	59.00%	65.00%
Dividend yield	0.00%	0.00%	0.00%	0.00%